Intangibles	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

9. Intangibles

				December 31, 2011
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$221,283	$129,948	$91,335	$10,812	3.72
Customer lists	205,324	78,162	127,162	18,944	7.36
Non-competition agreements	24,732	14,903	9,829	7,173	3.85
Transfer station permits	27,622	5,324	22,298	250	20.00
Trade-names	10,607	3,500	7,107	83	2.00
	$489,568	$231,837	$257,731	$37,262

				December 31, 2010
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$210,032	$117,903	$92,129	$87,351	9.20
Customer lists	193,821	54,375	139,446	84,285	7.98
Non-competition agreements	17,560	9,368	8,192	4,773	4.73
Transfer station permits	27,893	4,010	23,883	14,335	20.00
Trade-names	10,619	2,187	8,432	8,042	8.00
	$459,925	$187,843	$272,082	$198,786

Intangible assets are expected to amortize as follows in the succeeding five years and thereafter:

2012	$49,121
2013	44,374
2014	39,300
2015	31,616
2016	27,622
Thereafter	65,698
$257,731